Note 20 - Subsequent Events (Details)						3 Months Ended	12 Months Ended
	Feb. 24, 2016 USD ($)	Feb. 24, 2016 EUR (€)	Feb. 16, 2016 USD ($)	Feb. 05, 2016 USD ($)	May. 26, 2014 EUR (€)	Mar. 31, 2016 $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2013 shares	Dec. 31, 2012 shares	Dec. 31, 2011 $ / shares shares	Dec. 31, 2010 $ / shares shares	Mar. 09, 2016 USD ($)	Mar. 07, 2016 USD ($)
Note 20 - Subsequent Events (Details) [Line Items]
Proceeds from Issuance of Debt							$ 155,100,000
Stock Repurchased During Period, Shares (in Shares) | shares							2,372,097	843,022	0	0	551,646	1,205,229
Treasury Stock Acquired, Average Cost Per Share (in Dollars per share) | $ / shares							$ 5.46	$ 6.30			$ 4.05	$ 5.21
Subsequent Event [Member]
Note 20 - Subsequent Events (Details) [Line Items]
Stock Repurchased During Period, Shares (in Shares) | shares						644,178
Treasury Stock Acquired, Average Cost Per Share (in Dollars per share) | $ / shares						$ 3.09
March 7, 2016 Term Loan [Member] | Subsequent Event [Member]
Note 20 - Subsequent Events (Details) [Line Items]
Loans Payable to Bank														$ 76,020,000
March 9, 2016 Term Loan [Member] | Subsequent Event [Member]
Note 20 - Subsequent Events (Details) [Line Items]
Loans Payable to Bank													$ 74,480,000
Third Tranche [Member] | Term Loan Entered Into on December 20, 2013 [Member] | Subsequent Event [Member]
Note 20 - Subsequent Events (Details) [Line Items]
Proceeds from Issuance of Debt			$ 15,600,000
Brave [Member]
Note 20 - Subsequent Events (Details) [Line Items]
Related Party Transaction, Vessel Construction Fee, Per Vessel | €					€ 390,000
Brave [Member] | Subsequent Event [Member]
Note 20 - Subsequent Events (Details) [Line Items]
Related Party Transaction, Vessel Construction Fee, Per Vessel	$ 539,343	€ 490,000
Eco Nical Vessel [Member] | Subsequent Event [Member]
Note 20 - Subsequent Events (Details) [Line Items]
Payment Installment for Vessel Delivery				$ 12,472,151